Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Line of Credit Facilities
At March 31, 2024, the Group had the following letter of credit facilities:

	March 31, 2024			December 31, 2023
Bank	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Lloyds Bank plc(2)
Unsecured (1)	$25.0	$19.8	September 20, 2024	$25.0	$20.6	September 20, 2024
Secured (1)	100.0	37.1	September 20, 2024	100.0	38.2	September 20, 2024
Ancillary own funds	75.0	75.0	March 13, 2027	75.0	75.0	March 13, 2027
Total Lloyds Bank Plc	200.0	131.9		200.0	133.8
Citibank N.A. London branch(1)(2)
Secured	70.0	43.9	December 31, 2024	70.0	52.3	December 31, 2024
Total Citibank N.A. London branch	70.0	43.9		70.0	52.3
Barclays Bank plc(1)(2)
Unsecured	60.0	51.8	September 13, 2024	60.0	53.3	September 13, 2024
Secured	80.0	31.0	September 13, 2024	80.0	31.0	September 13, 2024
Total Barclays Bank plc	140.0	82.8		140.0	84.3
Bank of Montreal(1)(2)
Unsecured	40.0	32.9	September 17, 2024	40.0	36.1	September 17, 2024
Secured	100.0	26.0	September 17, 2024	100.0	32.1	September 17, 2024
Total Bank of Montreal	140.0	58.9		140.0	68.2
Total letters of credit facilities	$550.0	$317.5		$550.0	$338.6
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(1)Letters of credit can be issued under the Standby Letter of Credit Facility for the purposes of supporting insurance and reinsurance obligations.
(2)The Facility agreements allow for additional capacity in the form of accordions and uncommitted amounts. The maximum additional capacity from the lenders as of March 31, 2024 was: Lloyds Bank plc $50.0 million; Citibank N.A. London Branch $200.0 million; Barclays Bank plc $80.0 million; and Bank of Montreal $60.0 million.

The following table shows the collateral underlying the secured letter of credit facilities:

Bank	March 31, 2024	December 31, 2023
Lloyds Bank plc	$44.0	$44.2
Citibank N.A. London branch	59.9	55.2
Barclays Bank plc	38.1	37.7
Bank of Montreal	30.0	35.9
Total	$172.0	$173.0
The Group's letter of credit facilities are generally bilateral agreements with a one or two year term. The letters of credit issued under the secured letter of credit facilities are fully collateralized. The Group also entered into a Standby Letter of Credit Facility Agreement with Lloyds to provide regulated capital in respect of Ancillary Own Funds (“AOF”). All above facilities are subject to various affirmative, negative and financial covenants that the Group considers to be customary for such borrowings including certain minimum net worth and maximum debt to capitalization standards.